Nature of operations and going concern (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nature of operations [Abstract]
Loss	$ 1,525,965	$ 5,135,576	$ 2,813,835
Accumulated deficit	38,129,404	$ 36,603,439
Working capital deficiency	$ 12,755,032